Warrant Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Warrant Liability [Line Items]
Liabilities	$ 1,677.7	$ 1,624.8	$ 1,624.8
Legato [Member] | Warrants [Member]
Warrant Liability [Line Items]
Class of warrants or rights warrants outstanding | shares		24,178,999	24,178,999	24,178,999
Warrants estimated fair value per share | $ / shares			$ 0.075
Liabilities	52.2	$ 2.5	$ 2.5	$ 1.8	$ 36.3
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 49.0	$ (4.0)